SHARE-BASED COMPENSATION- Schedule of thresholds and payout percentages for long term incentive program (Details) - LTIP	12 Months Ended
Dec. 31, 2021
Share based compensation [Line Items]
Index weight pay-out (in percentage)	50.00%
Equal To Index
Share based compensation [Line Items]
Pay-out (in percentage)	80.00%
10% Above Index
Share based compensation [Line Items]
Total Shareholder Return over index (in percentage)	10.00%
Pay-out (in percentage)	90.00%
20% Above Index
Share based compensation [Line Items]
Total Shareholder Return over index (in percentage)	20.00%
Pay-out (in percentage)	100.00%
40% Above Index
Share based compensation [Line Items]
Total Shareholder Return over index (in percentage)	40.00%
Pay-out (in percentage)	110.00%
60% Above Index
Share based compensation [Line Items]
Total Shareholder Return over index (in percentage)	60.00%
Pay-out (in percentage)	120.00%
80% Above Index
Share based compensation [Line Items]
Total Shareholder Return over index (in percentage)	80.00%
Pay-out (in percentage)	130.00%
100% Above Index
Share based compensation [Line Items]
Total Shareholder Return over index (in percentage)	100.00%
Pay-out (in percentage)	150.00%
Below Index
Share based compensation [Line Items]
Pay-out (in percentage)	0.00%